Nature of the business, Assets acquired (Details) $ in Thousands									6 Months Ended
		Aug. 02, 2019 USD ($) MW Corporation	May 24, 2019 USD ($) MW	May 09, 2019 USD ($) MW	Jan. 29, 2019 USD ($)	Dec. 14, 2018 USD ($) MW	Dec. 11, 2018 USD ($) kV	Feb. 28, 2018 USD ($) MW	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 28, 2018 USD ($)	Oct. 10, 2018 USD ($)
Nature of the business [Abstract]
Investments carried under the equity method									$ 135,496	$ 53,419
Befesa Agua Tenes, S.L.U. [Member]
Nature of the business [Abstract]
Ownership interest					51.00%
Equity value of agreed price					$ 24,500
Consideration payment advanced					$ 19,900
Interest rate					12.00%
Monterrey [Member] | Subsequent Events [Member]
Nature of the business [Abstract]
Gross capacity | MW		142
Acquisition purchase price		$ 42,000
Ownership percentage acquired		30.00%
Installed capacity | MW		130
Battery capacity | MW		12
Period of PPA		20 years
Number of international corporations | Corporation		2
Ownership percentage to be acquired under ROFO agreement		70.00%
Amherst Island [Member]
Nature of the business [Abstract]
Gross capacity | MW			75
Installed capacity | MW				75
Investments carried under the equity method			$ 4,900	$ 4,900
Chile TL3 [Member]
Nature of the business [Abstract]
Gross capacity | kV							66
Acquisition purchase price							$ 6,000
Ownership interest									100.00%
ATN [Member]
Nature of the business [Abstract]
Acquisition purchase price											$ 16,000
Ownership interest	[1]								100.00%
Melowind [Member]
Nature of the business [Abstract]
Percentage interest acquired						100.00%
Gross capacity | MW						50
Acquisition purchase price						$ 45,000
Ownership interest									100.00%
Mini- Hydro [Member]
Nature of the business [Abstract]
Percentage interest acquired								100.00%
Gross capacity | MW								4
Acquisition purchase price								$ 9,000
Ownership interest									100.00%
PTS [Member]
Nature of the business [Abstract]
Percentage interest acquired												5.00%
Acquisition purchase price												$ 7,000

[1]	Including the acquisition of ATN expansion 1.